Fair Value of Financial Instruments - Changes in the Company's Financial Instruments Classified as Level III (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net accretion			$ 2,853	$ 3,041	$ 5,999	$ 6,144	$ 4,572
Realized (gain)/loss on sale of real estate securities	$ (315)	$ (5,309)	(1,375)	(5,747)	(10,137)	0	(107)
Class B Notes
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Realized (gain)/loss on sale of real estate securities					2,800
Mortgage Receivable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Realized (gain)/loss on sale of real estate securities					2,800
Mortgage Receivable | Fair Value, Measurements, Recurring | Level III
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance			67,649	112,562	112,562	76,863
Transfers into Level III (2)			0		23,625	0
Realized gain/(loss) on sale of commercial mortgage loan, held-for-sale			13,150		15,931	37,832
Unrealized gain (loss) on commercial mortgage loans held-for-sale and other real estate investments			1,104		(75)	312
Net accretion			0		0	0
Unrealized gain (loss) included in OCI						0
Purchases			252,145		267,552	1,015,677
Sales / paydowns			(257,017)		(328,321)	(1,008,050)
Cash repayments / receipts						0
Transfers out of Level III (2)			0		(23,625)	(10,072)
Ending balance	77,031		77,031		67,649	112,562	76,863
Mortgage Receivable | Fair Value, Measurements, Recurring | Level III | Class B Notes
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Purchases					679,100
Sales / paydowns					682,000
Other Real Estate Investments | Fair Value, Measurements, Recurring | Level III
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance			2,522	$ 2,557	2,557	0
Transfers into Level III (2)			0		0	0
Realized gain/(loss) on sale of commercial mortgage loan, held-for-sale			0		0	0
Unrealized gain (loss) on commercial mortgage loans held-for-sale and other real estate investments			26		(32)	47
Net accretion			(1)		(3)	0
Unrealized gain (loss) included in OCI						0
Purchases			0		0	2,510
Sales / paydowns			0		0	0
Cash repayments / receipts						0
Transfers out of Level III (2)			0		0	0
Ending balance	$ 2,547		$ 2,547		$ 2,522	$ 2,557	$ 0